Organization (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization [Abstract]
Schedule of Principal Subsidiaries

As of the date of this report, the details of the Company’s principal subsidiaries are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Subsidiaries:
Youcang Limited (“Youcang”)	June 30, 2021	British Virgin Islands	100%	Investment holding
Energy U Limited (“Energy U”)	July 19, 2021	Hong Kong	100%	Investment holding
Shandong Yousheng New Energy Technology Development Co, Ltd. (“WFOE”)(1)	January 27, 2022	PRC	100%	Provision of technical and consultation services
Anhui Yousheng New Energy Co., Ltd (“AHYS”)(1)	May 16, 2013	PRC	100%	Dormant Company
Youpin Automobile Service Group Co. Ltd. (“Youpin”)(1)	July 18, 2013	PRC	54.37%	Provision of new energy vehicles sales, battery-swapping stations sales, battery-swapping services and sourcing services
Shanghai Youchuangneng Digital Technology Co., Ltd. (“SY Digital Tech) (1)	November 13, 2015	PRC	100%	Provision of new energy vehicles sales, battery-swapping stations sales, battery-swapping services and sourcing services
Youguan Financial Leasing Co., Ltd. (“Youguan Financial Leasing”)(1)	February 27, 2017	PRC	100%	Dormant Company
Youpin Automobile Service (Shandong) Co., Ltd. (“Youpin SD”)(1)	June 30, 2020	PRC	86.96%	Provision of new energy vehicles sales and sourcing services
Chengdu Youyineng Automobile Service Co., Ltd. (“CD Youyineng”)(1)	October 29, 2020	PRC	100%	Provision of battery-swapping stations manufacturing
Shanghai Youteng Automobile Service Co., Ltd. (“SH Youteng”)(1)	November 3, 2020	PRC	70%	Dormant Company
Liaoning Youguan New Energy Technology Co. Ltd. (“LY New Energy”)(1)	November 8, 2019	PRC	100%	Provision of new energy vehicles sales and sourcing services
Shanghai Youxu New Energy Technology Co., Ltd. (“SH Youxu”)(1)	March 22, 2021	PRC	70%	Provision of battery-swapping stations sales and battery-swapping services and two-wheeled vehicle battery-swapping services
Quanzhou Youyi Power Exchange Network Technology Co., Ltd. (“QZ Youyi”)(1)	June 29, 2021	PRC	100%	Provision of battery-swapping services
Youxu New Energy Technology (Zibo) Co., Ltd. (“Youxu Zibo”)(1)	July 29, 2021	PRC	100%	Provision of batter swapping stations manufacturing
Youxu (Xiamen) Power Exchange Network Technology Co., Ltd. (“Youxu XM”)(1)	August 10, 2021	PRC	100%	Provision of battery-swapping services
Wuhu Youxu New Energy Technology Co., Ltd. (“WH Youxu”) (1)	November 12, 2021	PRC	100%	Provision of batter swapping stations manufacturing
Henan Youxu New Energy Technology Co., Ltd. (“HN Youxu”) (1)	December 1, 2022	PRC	80%	Dormant Company
Youxu New Energy Technology (Nanyang) Co., Ltd. (“NY Youxu”) (1)	March 14, 2023	PRC	70%	Provision of batter swapping stations manufacturing
U SWAP CO LTD (“U SWAP”)	June 13, 2024	Thailand	85%	Provision of new energy vehicles sales, battery-swapping stations sales, battery-swapping services and sourcing services
Greendrive Tech Co. Ltd (“Greendrive”)	March 20, 2025	Thailand	70%	Provision of new energy vehicles sales, battery-swapping stations sales, battery-swapping services and sourcing services

(1)	Collectively, the “PRC subsidiaries”.

As of the date of December 31,2024, the details of the Company’s principal subsidiaries are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Subsidiaries:
Youcang Limited (“Youcang”)	June 30, 2021	British Virgin Islands	100%	Investment holding
Energy U Limited (“Energy U”)	July 19, 2021	Hong Kong	100%	Investment holding
Shandong Yousheng New Energy Technology Development Co, Ltd. (“WFOE”)(1)	January 27, 2022	PRC	100%	Provision of technical and consultation services
Anhui Yousheng New Energy Co., Ltd (“AHYS”)(1)	May 16, 2013	PRC	100%	Dormant Company
Youpin Automobile Service Group Co. Ltd. (“Youpin”)(1)	July 18, 2013	PRC	54.37%	Provision of new energy vehicles sales, battery-swapping stations sales, battery-swapping services and sourcing services
Shanghai Youchuangneng Digital Technology Co., Ltd. (“SY Digital Tech) (1)	November 13, 2015	PRC	100%	Provision of new energy vehicles sales, battery-swapping stations sales, battery-swapping services and sourcing services
Youguan Financial Leasing Co., Ltd. (“Youguan Financial Leasing”)(1)	February 27, 2017	PRC	100%	Dormant Company
Youpin Automobile Service (Shandong) Co., Ltd. (“Youpin SD”)(1)	June 30, 2020	PRC	86.96%	Provision of new energy vehicles sales and sourcing services
Chengdu Youyineng Automobile Service Co., Ltd. (“CD Youyineng”)(1)	October 29, 2020	PRC	100%	Provision of battery-swapping stations manufacturing
Shanghai Youteng Automobile Service Co., Ltd. (“SH Youteng”)(1)	November 3, 2020	PRC	70%	Dormant Company
Liaoning Youguan New Energy Technology Co. Ltd. (“LY New Energy”)(1)	November 8, 2019	PRC	100%	Provision of new energy vehicles sales and sourcing services
Shanghai Youxu New Energy Technology Co., Ltd. (“SH Youxu”)(1)	March 22, 2021	PRC	70%	Provision of battery-swapping stations sales and battery-swapping services and two-wheeled vehicle battery-swapping services
Quanzhou Youyi Power Exchange Network Technology Co., Ltd. (“QZ Youyi”)(1)	June 29, 2021	PRC	100%	Provision of battery-swapping services
Youxu New Energy Technology (Zibo) Co., Ltd. (“Youxu Zibo”)(1)	July 29, 2021	PRC	100%	Provision of batter swapping stations manufacturing
Youxu (Xiamen) Power Exchange Network Technology Co., Ltd. (“Youxu XM”)(1)	August 10, 2021	PRC	100%	Provision of battery-swapping services
Wuhu Youxu New Energy Technology Co., Ltd. (“WH Youxu”) (1)	November 12, 2021	PRC	100%	Provision of batter swapping stations manufacturing
Henan Youxu New Energy Technology Co., Ltd. (“HN Youxu”) (1)	December 1, 2022	PRC	80%	Dormant Company
Youxu New Energy Technology (Nanyang) Co., Ltd. (“NY Youxu”) (1)	March 14, 2023	PRC	70%	Provision of batter swapping stations manufacturing
U SWAP CO LTD(“U SWAP”)	June 13, 2024	Thailand	85%	Provision of new energy vehicles sales, battery-swapping stations sales, battery-swapping services and sourcing services

(1)	Collectively, the “PRC subsidiaries”.